FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Carrying Value
Other long-term assets:
Total assets at fair value	$ 23,683	$ 21,108	$ 15,381
Total Carrying Value | Money Market Mutual Funds
Other long-term assets:
Money Market Mutual Funds	240	224	84
Total Carrying Value | Mutual Fund Large U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	3,200	2,879	2,563
Total Carrying Value | Mutual Fund Small/Mid U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	2,148	1,558	982
Total Carrying Value | Mutual Fund International
Other long-term assets:
Equity securities, available-for-sale:	865	717	503
Total Carrying Value | Mutual Fund Balance
Other long-term assets:
Equity securities, available-for-sale:	762	760	456
Total Carrying Value | Mutual Fund Fixed Income
Other long-term assets:
Equity securities, available-for-sale:	829	541	351
Total Carrying Value | RealD Inc. | Common Stock
Other long-term assets:
Equity securities, available-for-sale:	15,639	14,429	10,442
Quoted prices in active market (Level 1)
Other long-term assets:
Total assets at fair value	23,683	21,108	15,381
Quoted prices in active market (Level 1) | Money Market Mutual Funds
Other long-term assets:
Money Market Mutual Funds	240	224	84
Quoted prices in active market (Level 1) | Mutual Fund Large U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	3,200	2,879	2,563
Quoted prices in active market (Level 1) | Mutual Fund Small/Mid U.S. Equity
Other long-term assets:
Equity securities, available-for-sale:	2,148	1,558	982
Quoted prices in active market (Level 1) | Mutual Fund International
Other long-term assets:
Equity securities, available-for-sale:	865	717	503
Quoted prices in active market (Level 1) | Mutual Fund Balance
Other long-term assets:
Equity securities, available-for-sale:	762	760	456
Quoted prices in active market (Level 1) | Mutual Fund Fixed Income
Other long-term assets:
Equity securities, available-for-sale:	829	541	351
Quoted prices in active market (Level 1) | RealD Inc. | Common Stock
Other long-term assets:
Equity securities, available-for-sale:	$ 15,639	$ 14,429	$ 10,442